Share capital - Summary of share capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Share capital
Number of shares	9,898,516	6,791,605	13,949,001
Share capital	$ 24,746	$ 16,979	$ 53,240,010
Normal course of business
Share capital
Number of shares	5,125,472	2,018,561
Share capital	$ 12,812	$ 5,045
Swvl Inc. shareholders
Share capital
Number of shares	3,411,410	3,411,410
Share capital	$ 8,529	$ 8,529
SPAC shareholders
Share capital
Number of shares	557,960	557,960
Share capital	$ 1,395	$ 1,395
Convertible notes
Share capital
Number of shares	645,018	645,018
Share capital	$ 1,613	$ 1,613
PIPE Investor
Share capital
Number of shares	158,656	158,656
Share capital	$ 397	$ 397